Subsequent events (Details) R$ in Millions		12 Months Ended
	Jan. 25, 2022 state customer	Dec. 31, 2021 BRL (R$)
Urba Desenvolvimento Urbano S.A., Urba 4 Loteamentos Ltda. and Urba 5 Loteamentos Ltda
Disclosure of non-adjusting events after reporting period [line items]
Amounts payable | R$		R$ 104.0
Acquisition | USEND
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting interest	100.00%
Years of experience in services	16 years
Minimum number of states that the licenses can be applied for services | state	40
Minimum base of customers | customer	150,000
New long term agreement with MasterCard
Disclosure of non-adjusting events after reporting period [line items]
Period agreed for increasing the benefits of master card		10 years